Restatement of Previously Issued Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Restatement of Previously Issued Consolidated Financial Statements [Abstract]
Disclosure of Reconciliation of Impacted Financial Statement Line Items as Filed to Restated Amounts

The net effect of these restatement adjustments on the Combined Statements of Loss and Other Comprehensive Loss was to decrease net loss by RMB4.3 million and to increase net loss by RMB8.2 million for the fiscal years ended December 31, 2020 and 2021, respectively:

	For the year ended December 31,
	2020	2021
	RMB’000	RMB’000
Decrease/(Increase) in net loss:
(4) Share-based compensation related to the share awards granted by Newlink	—	(10,788)
(5) VAT related corrections	6,019	7,814
(6) Income tax related corrections	(1,432)	(4,920)
(8) Lease and other miscellaneous errors in Statements of Loss	(302)	(258)
Decrease/(Increase) in net loss	4,285	(8,152)

The following presents a reconciliation of the impacted financial statement line items as filed to the restated amounts as of December 31, 2020 and 2021, and for the years ended December 31, 2020 and 2021. The previously reported amounts reflect those included in the Original Filing filed with the SEC on June 16, 2022. These amounts are labeled as “As Filed” in the tables below. The amounts labeled “Restatement Adjustments” represent the effects of this restatement due to the revisions mentioned above.

	As of December 31, 2020
Combined statements of financial position	As Filed		Restatement Adjustments		As Restated
	RMB’000		RMB’000		RMB’000
ASSETS
CURRENT ASSETS
Cash and cash equivalents	3,665		—		3,665
Trade receivables	—		4,824	(9)	4,824
Prepayments, other receivables and other assets	44,693		5,166	(5) (9)	49,859
Total current assets	48,358		9,990	(5) (9)	58,348
Non-current assets
Right-of-use assets	19,237		(924)	(8)	18,313
Financial assets at fair value through profit or loss	—		—		—
Property, plant and equipment	—		—		—
Deferred tax assets	9		(9)	(6)	—
Total non-current assets	19,246		(933)	(6) (8)	18,313
Total assets	67,604		9,057	(5) (6) (8) (9)	76,661
LIABILITIES AND EQUITY
Current liabilities
Current lease liabilities	4,216		(281)	(8)	3,935
Trade payables	—		4,320	(9)	4,320
Other payables and accruals	39,234		713	(6) (9)	39,947
Total current liabilities	43,450		4,752	(6) (8)	48,202
Non-current liabilities
Non-current lease liabilities	14,390		(489)	(8)	13,901
Total non-current liabilities	14,390		(489)	(8)	13,901
Total liabilities	57,840		4,263	(6) (8)	62,103
EQUITY
Combined capital	—	*	—		—	*
Additional paid in capital	147,986		—		147,986
Accumulated losses	(138,222)		4,794	(5) (6) (8)	(133,428)
Total equity	9,764		4,794	(5) (6) (8)	14,558
Total equity and liabilities	67,604		9,057	(5) (6) (8) (9)	76,661

* Representing amount less than RMB1,000.

	As of December 31, 2021
Combined statements of financial position	As Filed		Restatement Adjustments		As Restated
	RMB’000		RMB’000		RMB’000
ASSETS
CURRENT ASSETS
Cash and cash equivalents	8,726		(237)		8,489
Trade receivables	740		37,716	(9)	38,456
Prepayments, other receivables and other assets	117,498		(11,665)	(5) (9)	105,833
Total current assets	126,964		25,814	(5) (9)	152,778
Non-current assets
Right-of-use assets	20,554		(788)	(8)	19,766
Financial assets at fair value through profit or loss	5,000		—		5,000
Property, plant and equipment	548		—		548
Deferred tax assets	337		(337)	(6)	—
Total non-current assets	26,439		(1,125)	(6) (8)	25,314
Total assets	153,403		24,689	(5) (6) (8) (9)	178,092
LIABILITIES AND EQUITY
Current liabilities
Current lease liabilities	8,061		(994)	(8)	7,067
Trade payables	437		16,435	(9)	16,872
Other payables and accruals	107,440		4,708	(6) (8) (9) (10)	112,148
Total current liabilities	115,938		20,149	(6) (8) (9) (10)	136,087
Non-current liabilities
Non-current lease liabilities	12,396		170	(8)	12,566
Total non-current liabilities	12,396		170	(8)	12,566
Total liabilities	128,334		20,319	(6) (8) (9) (10)	148,653
EQUITY
Combined capital	—	*	—		—	*
Additional paid in capital	415,601		7,728	(4) (10)	423,329
Accumulated losses	(390,532)		(3,358)	(4) (5) (6) (8)	(393,890)
Total equity	25,069		4,370	(5) (6) (8) (10)	29,439
Total equity and liabilities	153,403		24,689	(5) (6) (8) (9)	178,092

* Representing amount less than RMB1,000.

	Year ended December 31, 2020
Combined statements of loss and other comprehensive loss	As Filed	Restatement Adjustments		As Restated
	RMB’000	RMB’000		RMB’000
Net Revenues from Online EV Charging Solutions	5,124	331	(2)	5,455
Net Revenues from Offline EV Charging Solutions	565	—		565
Net Revenues from Non-Charging Solutions and Other Services	143	—		143
Net Revenues	5,832	331	(2)	6,163
Other (losses)/ gains, net	(19)	338	(7)	319
Operating costs
Cost of revenues	(8,625)	2,078	(5) (7) (8)	(6,547)
Selling and marketing expenses	(47,214)	756	(2) (7) (8)	(46,458)
Administrative expenses	(11,755)	(201)	(7) (8)	(11,956)
Research and development expenses	(20,448)	2,804	(7) (8)	(17,644)
Total operating costs	(88,042)	5,437	(2) (5) (7) (8)	(82,605)
Operating loss	(82,229)	6,106	(5) (7) (8)	(76,123)
Finance income/(costs)	89	(389)	(7) (8)	(300)
Net loss before income tax	(82,140)	5,717	(5) (8)	(76,423)
Income tax expenses	(42)	(1,432)	(6)	(1,474)
Net loss	(82,182)	4,285	(5) (6) (8)	(77,897)
Net loss attributable to:
Equity holders of the Company	(82,182)	4,285	(5) (6) (8)	(77,897)
	(82,182)	4,285	(5) (6) (8)	(77,897)
Basic and diluted loss per share for loss attributable to the ordinary equity holders of the Company
(Expressed in RMB per share)
Basic loss per share	(55,906)	2,915	(5) (6) (8)	(52,991)
Diluted loss per share	(55,906)	2,915	(5) (6) (8)	(52,991)
Net loss	(82,182)	4,285	(5) (6) (8)	(77,897)
Total comprehensive loss	(82,182)	4,285	(5) (6) (8)	(77,897)
Total comprehensive loss attributable to:
Equity holders of the Company	(82,182)	4,285	(5) (6) (8)	(77,897)
	(82,182)	4,285		(77,897)

	Year ended December 31, 2021
Combined statements of loss and other comprehensive loss	As Filed	Restatement Adjustments		As Restated
	RMB’000	RMB’000		RMB’000
Net Revenues from Online EV Charging Solutions	10,104	7,881	_(2)_	17,985
Net Revenues from Offline EV Charging Solutions	7,060	8,042	_(3)_	15,102
Net Revenues from Non-Charging Solutions and Other Services	610	(244)	_(8)_	366
Net Revenues	17,774	15,679	(2) (3) (8)	33,453
Other (losses)/ gains, net	(1,402)	1,540	_(7)_	138
Operating costs
Cost of revenues	(18,863)	(10,724)	(3) (4) (5) (7) (8)	(29,587)
Selling and marketing expenses	(183,165)	(10,175)	(2) (4) (7) (8)	(193,340)
Administrative expenses	(28,458)	(6,000)	(4) (7) (8)	(34,458)
Research and development expenses	(37,158)	6,905	(4) (7) (8)	(30,253)
Total operating costs	(267,644)	(19,994)	(2) (3) (4) (5) (7) (8)	(287,638)
Operating loss	(251,272)	(2,775)	(4) (5) (7) (8)	(254,047)
Finance costs	(640)	(457)	(7) (8)	(1,097)
Net loss before income tax	(251,912)	(3,232)	(4) (5) (8)	(255,144)
Income tax expenses	(398)	(4,920)	(6)	(5,318)
Net loss	(252,310)	(8,152)	(4) (5) (6) (8)	(260,462)
Net loss attributable to:
Equity holders of the Company	(252,310)	(8,152)	(4) (5) (6) (8)	(260,462)
	(252,310)	(8,152)	(4) (5) (6) (8)	(260,462)
Basic and diluted loss per share for loss attributable to the ordinary equity holders of the Company
(Expressed in RMB per share)
Basic loss per share	(50,462)	48,627	(4) (5) (6) (8)	(1,835)
Diluted loss per share	(50,462)	48,627	(4) (5) (6) (8)	(1,835)
Net loss	(252,310)	(8,152)	(4) (5) (6) (8)	(260,462)
Total comprehensive loss	(252,310)	(8,152)	(4) (5) (6) (8)	(260,462)
Total comprehensive loss attributable to:
Equity holders of the Company	(252,310)	(8,152)	(4) (5) (6) (8)	(260,462)
	(252,310)	(8,152)		(260,462)

	Year ended December 31, 2020
Combined statements of cash flows	As Filed	Restatement Adjustments		As Restated
	RMB’000	RMB’000		RMB’000
Cash flows from operating activities
Cash used in operations	(63,014)	6,074	_(11)_	(56,940)
Net cash used in operating activities	(63,014)	6,074	_(11)_	(56,940)
Cash flows from investing activities
Purchase of property, plant and equipment	—	—		—
Purchase of financial assets at fair value through profit or loss	—	—		—
Net cash flows used in investing activities	—	—		—
Cash flows from financing activities
Interests paid	(189)	189	_(11)_	—
Payments of lease liabilities	(3,956)	3,956	_(11)_	—
Contribution from a shareholder	68,700	(10,219)	_(11)_	58,481
Net cash flows generated from financing activities	64,555	(6,074)	_(11)_	58,481
Net increase in cash and cash equivalents	1,541	—		1,541
Cash and cash equivalents at the beginning of the year	2,124	—		2,124
Cash and cash equivalents at the end of the year	3,665	—		3,665

	Year ended December 31, 2021
Combined statements of cash flows	As Filed	Restatement		As Restated
	RMB’000	RMB’000		RMB’000
Cash flows from operating activities
Cash used in operations	(250,035)	30,921	_(11)_	(219,114)
Net cash used in operating activities	(250,035)	30,921	_(11)_	(219,114)
Cash flows from investing activities
Purchase of property, plant and equipment	(606)	—		(606)
Purchase of financial assets at fair value through profit or loss	(5,000)	—		(5,000)
Net cash flows used in investing activities	(5,606)	—		(5,606)
Cash flows from financing activities
Interests paid	(767)	574	(8) (11)	(193)
Payments of lease liabilities	(6,146)	4,265	(8) (11)	(1,881)
Contribution from a shareholder	267,615	(35,997)	_(11)_	231,618
Net cash flows generated from financing activities	260,702	(31,158)	_(11)_	229,544
Net increase in cash and cash equivalents	5,061	(237)		4,824
Cash and cash equivalents at the beginning of the year	3,665	—		3,665
Cash and cash equivalents at the end of the year	8,726	(237)		8,489